SEGMENT INFORMATION (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment information
External Sales									$ 2,543,894	$ 1,875,162	$ 1,843,740
Total Sales	700,751	644,095	604,406	594,642	558,957	483,384	436,579	396,242	2,543,894	1,875,162	1,843,740
Segment Operating Income (Loss)									748,935	498,853	640,924
Depreciation									315,468	262,658	227,535
Amount of Total Assets Attributed to the Reportable Segment	4,996,362				4,255,100				4,996,362	4,255,100	4,008,484
Additions to Long-Lived Assets									730,347	345,264	819,798
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									748,935	498,853	640,924
Income from asset sales									13,903	4,992	5,402
Gain from involuntary conversion of long-lived assets											541
Corporate general and administrative costs and corporate depreciation									(60,327)	(52,049)	(37,992)
Operating income from continuing operations	193,102	174,418	164,265	170,726	133,232	111,474	101,706	105,384	702,511	451,796	608,875
Other income (expense)
Interest and dividend income									1,951	1,811	2,755
Interest expense									(17,355)	(17,158)	(13,590)
Gain on sale of investment securities									913
Other									(953)	1,787	245
Total other income (expense)									(15,444)	(13,560)	(10,590)
Income from continuing operations before income taxes and equity in income of affiliate									687,067	438,236	598,285
Contract Drilling
Segment information
External Sales									2,528,774	1,862,408	1,832,965
Total Sales									2,528,774	1,862,408	1,832,965
Segment Operating Income (Loss)									756,617	505,618	647,956
Depreciation									306,829	254,109	218,409
Amount of Total Assets Attributed to the Reportable Segment	4,204,185				3,801,063				4,204,185	3,801,063	3,476,138
Additions to Long-Lived Assets									721,979	339,053	815,284
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									756,617	505,618	647,956
U.S. Land
Segment information
External Sales									2,100,508	1,412,495	1,441,164
Total Sales									2,100,508	1,412,495	1,441,164
Segment Operating Income (Loss)									691,615	404,278	573,708
Depreciation									264,127	211,652	187,259
Amount of Total Assets Attributed to the Reportable Segment	3,719,387				3,257,382				3,719,387	3,257,382	2,955,574
Additions to Long-Lived Assets									694,249	305,206	703,073
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									691,615	404,278	573,708
Offshore
Segment information
External Sales									201,417	202,734	204,702
Total Sales									201,417	202,734	204,702
Segment Operating Income (Loss)									45,291	53,069	55,293
Depreciation									14,684	12,519	11,872
Amount of Total Assets Attributed to the Reportable Segment	151,656				132,342				151,656	132,342	129,465
Additions to Long-Lived Assets									7,092	9,982	17,584
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									45,291	53,069	55,293
International Land
Segment information
External Sales									226,849	247,179	187,099
Total Sales									226,849	247,179	187,099
Segment Operating Income (Loss)									19,711	48,271	18,955
Depreciation									28,018	29,938	19,278
Amount of Total Assets Attributed to the Reportable Segment	333,142				411,339				333,142	411,339	391,099
Additions to Long-Lived Assets									20,638	23,865	94,627
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									19,711	48,271	18,955
Other.
Segment information
External Sales									15,120	12,754	10,775
Intersegment sales									829	814	836
Total Sales									15,949	13,568	11,611
Segment Operating Income (Loss)									(7,682)	(6,765)	(7,032)
Depreciation									8,639	8,549	9,126
Amount of Total Assets Attributed to the Reportable Segment	792,177				454,037				792,177	454,037	532,346
Additions to Long-Lived Assets									8,368	6,211	4,514
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									(7,682)	(6,765)	(7,032)
Reportable and other
Segment information
External Sales									2,543,894	1,875,162	1,843,740
Intersegment sales									829	814	836
Total Sales									2,544,723	1,875,976	1,844,576
Segment Operating Income (Loss)									748,935	498,853	640,924
Depreciation									315,468	262,658	227,535
Amount of Total Assets Attributed to the Reportable Segment	4,996,362				4,255,100				4,996,362	4,255,100	4,008,484
Additions to Long-Lived Assets									730,347	345,264	819,798
Reconciliation from segment operating income to income from continuing operations before income taxes and equity in income of affiliate
Segment Operating Income (Loss)									748,935	498,853	640,924
Eliminations
Segment information
Intersegment sales									(829)	(814)	(836)
Total Sales									$ (829)	$ (814)	$ (836)